RESTRICTED CASH (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Restricted Cash and Cash Equivalents Items [Line Items]
Cash required to be maintained for covenant compliance	$ 105.9	$ 67.0
Cash required to be maintained for covenant compliance, percentage	100.00%	64.00%
Cash required to be maintained for covenant compliance, in relation to undrawn credit facility	50.00%
Interest rate swap
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 0.0	$ 0.0